Proceedings Under Chapter 11 (Tables)	12 Months Ended
Dec. 31, 2015
Reorganizations [Abstract]
Reorganization Items Consolidated Financial Statements
Reorganization items, net included in the Successor’s Consolidated Statements of Operations for each of the three years in the period ended December 31, 2015 and in the Predecessor’s Consolidated Statements of Operations for December 31, 2012 consisted of the following (in thousands):

	Successor			Predecessor
	2015	2014	2013	December 31, 2012
Reorganization costs, net:
Professional advisory fees	$270	$4,272	$13,515	$—
Contract rejections and claim settlements	222	575	(446)	—
Other	1,045	2,421	3,862	—
Total reorganization costs, net	1,537	7,268	16,931	—
Reorganization adjustments, net	—	—	—	(4,734,050)
Fresh-start reporting adjustments, net	—	—	—	(3,550,264)
Total reorganization items, net	$1,537	$7,268	$16,931	$(8,284,314)